Other Assets - Additional Information (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Bottom of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate (as percent)	0.63%	0.63%
Top of range
Disclosure of investments held for self insured liabilities maturity of bond portfolio at fair value [line items]
Bonds interest rate (as percent)	8.00%	8.00%